UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5482

                            Scudder High Income Trust
                            -------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Income Trust
Investment Portfolio as of February 28, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                           Amount ($) (b)    Value ($)
                                                                                       --------------------------------

Corporate Bonds 98.7%
Consumer Discretionary 25.6%
Adesa, Inc., 7.625%, 6/15/2012                                                                245,000          260,313
AMC Entertainment, Inc., 8.0%, 3/1/2014 (d)                                                   630,000          636,300
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                      720,000          733,500
Ames True Temper, Inc., 144A, 6.64%**, 1/15/2012                                              260,000          252,200
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                       655,000          641,900
Aztar Corp., 7.875%, 6/15/2014 (d)                                                            495,000          549,450
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                                      715,000          691,762
Cablevision Systems New York Group, 144A, 6.669%**, 4/1/2009                                  490,000          546,350
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                             340,000          384,625
9.375%, 2/15/2007                                                                             240,000          262,200
Charter Communications Holdings LLC, Step-up Coupon,
0% to 5/15/2006, 11.75% to 5/15/2011 (d)                                                    1,575,000        1,130,062
9.625%, 11/15/2009 (d)                                                                      1,225,000        1,013,688
10.25%, 9/15/2010                                                                           2,280,000        2,408,250
Cooper-Standard Automotive, Inc., 144A, 8.375%, 12/15/2014 (d)                                670,000          633,150
CSC Holdings, Inc., 7.875%, 12/15/2007                                                        655,000          704,944
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                           2,730,000        3,303,300
DIMON, Inc.:
7.75%, 6/1/2013                                                                               480,000          520,800
Series B, 9.625%, 10/15/2011                                                                1,808,000        2,020,440
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (d)                                                               220,000          220,000
Series B, 9.0%, 5/1/2009                                                       EUR            170,000          205,972
Dyersburg Corp., Series B, 9.75%, 9/1/2007 *                                                  790,000               79
EchoStar DBS Corp., 144A, 6.625%, 10/1/2014                                                   505,000          518,888
Eye Care Centers of America, Inc., 144A, 10.75%, 2/15/2015                                    330,000          325,875
Foot Locker, Inc., 8.5%, 1/15/2022                                                            320,000          357,600
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                               805,000          778,837
General Motors Corp., 8.25%, 7/15/2023                                                        130,000          127,812
Icon Health & Fitness, Inc., 11.25%, 4/1/2012 (d)                                             525,000          404,250
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *                                 680,000                0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (d)                             500,000          396,250
ITT Corp., 7.375%, 11/15/2015 (d)                                                             210,000          240,713
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                 1,350,000        1,512,000
Kellwood Co., 7.625%, 10/15/2017                                                              175,000          188,668
Levi Strauss & Co.:
144A, 9.75%, 1/15/2015 (d)                                                                    265,000          279,244
11.625%, 1/15/2008 (d)                                                                        155,000          164,881
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                             990,000        1,032,075
MGM MIRAGE:
8.375%, 2/1/2011 (d)                                                                        1,140,000        1,276,800
9.75% , 6/1/2007                                                                              350,000          387,625
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                             225,000          246,938
NCL Corp., 144A, 10.625%, 7/15/2014                                                           865,000          934,200
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                             855,000          641,250
Paxson Communications Corp.:
10.75%, 7/15/2008 (d)                                                                         280,000          294,000
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009                                          235,000          229,712
PEI Holding, Inc., 11.0%, 3/15/2010                                                           760,000          901,550
Petro Stopping Centers, 9.0%, 2/15/2012                                                     1,115,000        1,176,325
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                                250,000          275,000
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                                    580,000          627,850
PRIMEDIA, Inc.:
8.164%**, 5/15/2010 (d)                                                                       965,000        1,038,581
8.875%, 5/15/2011                                                                             835,000          901,800
Remington Arms Co., Inc., 10.5%, 2/1/2011 (d)                                                 400,000          395,000
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                 690,000          705,525
Rent-Way, Inc., 11.875%, 6/15/2010                                                            240,000          268,200
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                                   75,000           88,500
Restaurant Co., 11.25%, 5/15/2008                                                             842,547          829,909
Sbarro, Inc., 11.0%, 9/15/2009 (d)                                                            385,000          386,925
Schuler Homes, Inc., 10.5%, 7/15/2011 (d)                                                     815,000          916,875
Simmons Bedding Co., 144A, Step-up Coupon,
0% to 12/15/2009, 10.0% to 12/15/2014                                                         985,000          640,250
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                             1,480,000        1,568,800
8.75%, 12/15/2011                                                                             980,000        1,060,850
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (d)                                     1,000,000        1,077,500
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                       1,325,000        1,245,500
Trump Holdings & Funding, 12.625%, 3/15/2010 *                                                515,000          576,800
TRW Automotive, Inc.:
11.0%, 2/15/2013 (d)                                                                          770,000          904,750
11.75%, 2/15/2013                                                              EUR            300,000          476,694
United Auto Group, Inc., 9.625%, 3/15/2012                                                    845,000          937,950
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                                    390,000          403,650
Visteon Corp.:
7.0%, 3/10/2014 (d)                                                                         1,025,000          935,312
8.25%, 8/1/2010 (d)                                                                           470,000          470,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                             515,000          558,775
Williams Scotsman, Inc., 9.875%, 6/1/2007                                                   1,315,000        1,318,287
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                                 1,405,000        1,401,487
XM Satellite Radio, Inc., Step-up Coupon,
0% to 12/31/2005, 14.0% to 12/31/2009                                                         754,440          773,301
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                                925,000          915,750
                                                                                                          ------------
                                                                                                            51,234,599

Consumer Staples 3.3%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                      345,000          358,800
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                                  570,000          562,875
Duane Reade, Inc.:
144A, 7.01%**, 12/15/2010                                                                     120,000          120,000
9.75%, 8/1/2011 (d)                                                                           755,000          671,950
GNC Corp., 144A, 8.625%, 1/15/2011                                                             50,000           48,500
National Beef Packing Co., 10.5%, 8/1/2011                                                    190,000          198,550
North Atlantic Holding, Inc., Step-up Coupon,
0% to 3/1/2008, 12.25% to 3/1/2014 (d)                                                        235,000           51,700
North Atlantic Trading Co., 9.25%, 3/1/2012 (d)                                               785,000          624,075
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013 (d)                                            700,000          637,000
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                               675,000          678,375
Rite Aid Corp., 11.25%, 7/1/2008                                                              995,000        1,069,625
Standard Commercial Corp., 8.0%, 4/15/2012                                                    380,000          410,400
Swift & Co., 12.5%, 1/1/2010 (d)                                                              670,000          763,800
Wornick Co., 10.875%, 7/15/2011                                                               355,000          383,400
                                                                                                          ------------
                                                                                                             6,579,050

Energy 7.0%
Avista Corp., 9.75%, 6/1/2008                                                                 905,000        1,035,386
Belden &  Blake Corp., 8.75%, 7/15/2012                                                       645,000          656,288
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                             705,000          757,875
9.0%, 8/15/2012                                                                               380,000          433,200
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                                               1,130,000        1,163,900
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                                          155,000          144,344
7.125%, 5/15/2018                                                                             755,000          646,468
7.625%, 10/15/2026 (d)                                                                        250,000          212,500
144A, 9.875%, 7/15/2010                                                                       870,000          974,400
Edison Mission Energy, 7.73%, 6/15/2009                                                     1,430,000        1,537,250
El Paso Production Holding Corp., 7.75%, 6/1/2013                                             925,000          992,062
Mission Resources Corp., 9.875%, 4/1/2011                                                     590,000          643,100
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                         955,000          960,969
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                         275,000          225,500
Southern Natural Gas, 8.875%, 3/15/2010 (d)                                                   590,000          653,425
Stone Energy Corp.:
144A, 6.75%, 12/15/2014                                                                       370,000          371,850
8.25%, 12/15/2011                                                                             940,000        1,015,200
Williams Companies, Inc.:
8.125%, 3/15/2012 (d)                                                                         910,000        1,057,875
8.75%, 3/15/2032                                                                              435,000          550,275
                                                                                                          ------------
                                                                                                            14,031,867

Financials 7.6%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                          580,000          417,600
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                                 1,085,000        1,098,562
Alamosa Delaware, Inc., Step-up Coupon,
0% to 7/31/2005, 12.0% to 7/31/2009                                                           390,000          425,100
AmeriCredit Corp., 9.25%, 5/1/2009 (d)                                                      1,545,000        1,664,737
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                         345,000          215,752
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                                        1,035,000        1,072,519
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                                840,000          907,200
Eaton Vance Corp., CDO, Series C-X, 13.68%, 7/15/2012 *                                     3,420,827           34,208
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                            640,000          781,517
FINOVA Group, Inc., 7.5%, 11/15/2009                                                        5,666,162        2,507,277
FRD Acquisition Co., Series B, 12.5%, 7/15/2004 *                                             180,000                0
General Motors Acceptance Corp., 6.75%, 12/1/2014                                             240,000          230,871
Poster Financial Group, Inc., 8.75%, 12/1/2011 (d)                                            850,000          904,188
PXRE Capital Trust I, 8.85%, 2/1/2027                                                         690,000          726,225
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                 295,000          256,650
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                              315,000          369,338
RC Royalty Subordinated LLC, 1.0%, 1/1/2018                                                   395,000          349,160
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                           825,000          759,000
UAP Holdings Corp., 144A, Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012                                                          425,000          340,000
UGS Corp., 144A, 10.0%, 6/1/2012                                                              785,000          887,050
Universal City Development, 11.75%, 4/1/2010 (d)                                            1,050,000        1,233,750
                                                                                                          ------------
                                                                                                            15,180,704

Health Care 3.7%
AmeriPath, Inc., 10.5%, 4/1/2013                                                              325,000          338,000
AmerisourceBergen Corp., 7.25%, 11/15/2012                                                     10,000           11,100
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                          585,000          587,925
Curative Health Services, Inc., 10.75%, 5/1/2011 (d)                                          455,000          395,850
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                                  415,000          408,775
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                         630,000          628,425
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                          990,000        1,041,975
IDI Acquisition Corp., 144A, 10.75%, 12/15/2011                                               355,000          363,875
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (d)                                420,000          430,500
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                 565,000          514,150
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                                           1,225,000        1,133,125
144A, 9.25%, 2/1/2015                                                                       1,080,000        1,107,000
Warner Chilcott Corp., 144A, 8.75%, 2/1/2015                                                  325,000          338,000
                                                                                                          ------------
                                                                                                             7,298,700

Industrials 16.6%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                            800,000          866,000
Allied Security Escrow Corp., 11.375%, 7/15/2011                                              725,000          758,531
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                                  1,855,000        1,752,975
Series B, 9.25%, 9/1/2012                                                                     795,000          878,475
American Commercial Lines LLC, 6.25%, 6/30/2006                                                 4,973            5,002
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                     211,000          245,288
Avondale Mills, Inc., 144A, 9.56%**, 7/1/2012                                                 620,000          589,000
Bear Creek Corp.:
144A, 7.873%**, 3/1/2012                                                                      435,000          440,438
144A, 9.0%, 3/1/2013                                                                          275,000          281,875
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                               680,000          601,800
9.25%, 5/1/2021                                                                               465,000          498,131
Cenveo Corp., 7.875%, 12/1/2013                                                               880,000          818,400
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                    1,295,000        1,398,600
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                      440,000          497,200
Congoleum Corp., 8.625%, 8/1/2008 *                                                           350,000          357,000
Cornell Companies, Inc., 10.75%, 7/1/2012                                                     705,000          752,587
Corrections Corp. of America, 9.875%, 5/1/2009                                                905,000          996,631
Dana Corp., 7.0%, 3/1/2029                                                                    735,000          716,111
Delta Air Lines, Inc., 8.3%, 12/15/2029 (d)                                                   490,000          182,525
Eagle-Picher Industries, Inc., 9.75%, 9/1/2013 (d)                                            960,000          787,200
Erico International Corp., 8.875%, 3/1/2012                                                   565,000          589,013
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (d)                                  240,000          196,800
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012                                  1,190,000        1,163,225
GS Technologies Operating Co., Inc., 12.0%, 9/1/2004 *                                        475,768            1,189
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013                                   295,000          299,794
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                1,160,000        1,299,200
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                  265,000          296,800
Kansas City Southern:
7.5%, 6/15/2009                                                                               905,000          947,987
9.5%, 10/1/2008                                                                             1,160,000        1,290,500
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                                 1,330,000        1,293,425
Laidlaw International, Inc., 10.75%, 6/15/2011                                                740,000          848,225
Metaldyne Corp.:
144A, 10.0%, 11/1/2013 (d)                                                                    840,000          827,400
11.0%, 6/15/2012 (d)                                                                          150,000          131,250
Millennium America, Inc.:
7.625%, 11/15/2026 (d)                                                                      1,205,000        1,217,050
9.25%, 6/15/2008 (d)                                                                        1,110,000        1,234,875
NTK Holdings, Inc., 144A, Step-up Coupon,
0% to 9/1/2009, 10.75% to 3/1/2014                                                            800,000          492,000
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                             605,000          608,781
Ship Finance International Ltd., 8.5%, 12/15/2013                                             995,000        1,004,950
SPX Corp.:
6.25%, 6/15/2011 (d)                                                                          235,000          255,269
7.5%, 1/1/2013                                                                              1,095,000        1,220,925
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                               235,000          236,762
10.375%, 7/1/2012                                                                           1,010,000        1,131,200
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                         475,000          552,188
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                                    525,000          511,875
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                               650,000          654,875
7.0%, 2/15/2014 (d)                                                                         1,090,000        1,049,125
Westlake Chemical Corp., 8.75%, 7/15/2011                                                     362,000          403,630
                                                                                                          ------------
                                                                                                            33,182,082

Information Technology 2.0%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                    710,000          761,475
Itron, Inc., 144A, 7.75%, 5/15/2012                                                           455,000          461,825
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                            1,870,000        1,778,837
7.25%, 7/15/2006 (d)                                                                          265,000          274,938
Sanmina-SCI Corp., 144A, 6.75%, 3/1/2013                                                      600,000          602,250
Spheris, Inc., 144A, 11.0%, 12/15/2012                                                         60,000           63,000
                                                                                                          ------------
                                                                                                             3,942,325

Materials 14.3%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                         715,000          614,900
ARCO Chemical Co., 9.8%, 2/1/2020 (d)                                                       3,025,000        3,509,000
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                          1,825,000        1,323,125
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                              630,000          689,850
Constar International, Inc., 144A, 6.149%**, 2/15/2012                                        285,000          289,275
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                             590,000          634,250
13.0%, 6/15/2009 (d)                                                                        1,420,000        1,448,400
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                                               380,000          380,000
GEO Specialty Chemicals, Inc., 11.06%, 12/31/2009                                             214,000          222,560
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                             1,435,000        1,714,825
9.375%, 2/1/2013                                                                              680,000          786,250
Hercules, Inc.:
6.75%, 10/15/2029                                                                             660,000          679,800
11.125%, 11/15/2007 (d)                                                                       610,000          716,750
Hexcel Corp., 9.75%, 1/15/2009 (d)                                                            410,000          428,450
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                       720,000          847,800
Huntsman International LLC, 10.125%, 7/1/2009                                  EUR            540,000          757,050
Huntsman LLC, 11.625%, 10/15/2010                                                           1,038,000        1,253,385
IMC Global, Inc., 10.875%, 8/1/2013                                                           350,000          427,000
Intermet Corp., 9.75%, 6/15/2009 * (d)                                                        315,000          206,325
International Steel Group, Inc., 6.5%, 4/15/2014                                              585,000          625,950
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                               745,000          748,725
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                      1,137,000        1,256,385
144A, 13.0%, 9/30/2013                                                                        629,624          648,513
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                    1,205,000        1,289,350
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                               80,000           88,000
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 * (d)                                      1,170,658          678,982
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 06/15/2009                                       155,000          145,700
11.125%, 9/1/2009                                                                             865,000          934,200
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                                  740,000          603,100
Radnor Holdings Corp., 11.0%, 3/15/2010 (d)                                                   695,000          611,600
Rockwood Specialties Group, Inc., 144A, 7.625%, 11/15/2014                     EUR            725,000        1,022,410
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                               370,000          380,175
TriMas Corp., 9.875%, 6/15/2012                                                             1,675,000        1,733,625
United States Steel Corp., 9.75%, 5/15/2010                                                   744,000          848,160
United States Steel LLC, 10.75%, 8/1/2008 (d)                                                  85,000          100,937
                                                                                                          ------------
                                                                                                            28,644,807

Telecommunication Services 11.1%
AirGate PCS, Inc., 144A, 6.41%**, 10/15/2011                                                  310,000          321,625
American Cellular Corp., Series B, 10.0%, 8/1/2011                                          1,530,000        1,489,838
AT&T Corp.:
7.3%, 11/15/2011                                                                            1,175,000        1,361,531
8.0%, 11/15/2031                                                                            1,105,000        1,404,731
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (d)                                                                          270,000          281,475
8.375%, 1/15/2014 (d)                                                                       2,375,000        2,455,156
144A, 8.375%, 1/15/2014                                                                       230,000          237,763
Crown Castle International Corp., 9.375%, 8/1/2011                                            450,000          499,500
Dobson Communications Corp., 8.875%, 10/1/2013                                                590,000          495,600
GCI, Inc., 7.25%, 2/15/2014                                                                   130,000          131,625
Insight Midwest LP, 9.75%, 10/1/2009 (d)                                                      375,000          393,281
LCI International, Inc., 7.25%, 6/15/2007                                                     955,000          931,125
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (d)                                         430,000          387,000
MCI, Inc., 7.735%, 5/1/2014                                                                 2,420,000        2,719,475
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                                              825,000          856,969
7.375%, 8/1/2015                                                                              565,000          618,675
Nextel Partners, Inc., 8.125%, 7/1/2011                                                       605,000          668,525
Northern Telecom Capital, 7.875%, 6/15/2026                                                   445,000          466,694
PanAmSat Corp., 9.0%, 8/15/2014                                                               235,000          258,500
Qwest Corp., 7.25%, 9/15/2025                                                               1,920,000        1,968,000
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                                     1,025,000        1,217,187
144A, 14.0%, 12/15/2014                                                                       885,000        1,110,675
Rural Cellular Corp., 9.875%, 2/1/2010                                                        375,000          395,625
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007,
9.75% to 12/15/2011                                                                           235,000          205,625
Triton PCS, Inc., 8.5%, 6/1/2013                                                              310,000          309,225
Ubiquitel Operating Co., 9.875%, 3/1/2011                                                     180,000          203,400
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                  670,000          760,450
Western Wireless Corp., 9.25%, 7/15/2013                                                      115,000          133,544
                                                                                                          ------------
                                                                                                            22,282,819

Utilities 7.5%
AES Corp., 144A, 8.75%, 5/15/2013                                                           1,380,000        1,569,750
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (d)                                                                  1,165,000        1,328,100
144A, 10.25%, 11/15/2007                                                                       10,000           11,238
Aquila, Inc., 11.875%, 7/1/2012                                                               220,000          311,300
Calpine Corp.:
8.25%, 8/15/2005 (d)                                                                          780,000          787,800
144A, 8.5%, 7/15/2010 (d)                                                                     985,000          810,163
CMS Energy Corp.:
7.5%, 1/15/2009                                                                               485,000          518,950
8.5%, 4/15/2011                                                                               315,000          359,100
9.875%, 10/15/2007                                                                            705,000          787,837
Consumers Energy Co., 6.3%, 2/1/2012                                                          280,000          285,643
DPL, Inc., 6.875%, 9/1/2011                                                                   935,000        1,027,995
DPL Capital Trust II, 8.125%, 9/1/2031 (d)                                                    110,000          134,600
Midwest Generation LLC, 8.75%, 5/1/2034                                                       350,000          401,625
Mission Energy Holding Co., 13.5%, 7/15/2008                                                  320,000          400,000
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                                   260,000          263,148
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                    2,391,000        2,642,055
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                               950,000        1,067,562
10.0%, 10/1/2009                                                                            1,260,000        1,471,050
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                             865,000          916,900
                                                                                                          ------------
                                                                                                            15,094,816


Total Corporate Bonds (Cost $192,550,586)                                                                  197,471,769
                                                                                                          ------------
Foreign Bonds - US$ Denominated 24.3%
Consumer Discretionary 3.4%
Advertising Directory Solutions, Inc., 144A, 9.25%, 11/15/2012                                490,000          517,563
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                        963,000        1,109,857
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                             1,025,000        1,178,750
Shaw Communications, Inc.:
7.25%, 4/6/2011 (d)                                                                           295,000          321,550
8.25%, 4/11/2010                                                                            1,525,000        1,715,625
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                        1,035,000          817,650
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                        380,000          399,000
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                         755,000          766,325
                                                                                                          ------------
                                                                                                             6,826,320

Consumer Staples 0.5%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                          615,000          691,875
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                         230,000          239,200
                                                                                                          ------------
                                                                                                               931,075

Energy 3.0%
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                         1,050,000        1,250,812
Luscar Coal Ltd., 9.75%, 10/15/2011                                                           815,000          910,763
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                2,720,040        3,141,646
Secunda International Ltd., 144A, 10.66%**, 9/1/2012                                          610,000          606,950
                                                                                                          ------------
                                                                                                             5,910,171

Financials 1.2%
Conproca SA de CV, 12.0%, 6/16/2010                                                           560,000          705,600
Eircom Funding, 8.25%, 8/15/2013 (d)                                                          595,000          664,913
Mizuho Financial Group, 8.375%, 12/29/2049                                                    345,000          383,019
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                                710,000          610,600
                                                                                                          ------------
                                                                                                             2,364,132

Industrials 3.0%
CP Ships Ltd., 10.375%, 7/15/2012                                                             745,000          857,681
Grupo Transportacion Ferroviaria Mexicana SA de CV:
10.25%, 6/15/2007 (d)                                                                       1,820,000        1,942,850
11.75%, 6/15/2009                                                                             825,000          831,188
12.5%, 6/15/2012                                                                              540,000          631,800
LeGrand SA, 8.5%, 2/15/2025                                                                   745,000          923,800
Stena AB:
7.0%, 12/1/2016                                                                               505,000          497,425
9.625%, 12/1/2012                                                                             245,000          278,075
Supercanal Holding SA, 11.5%, 5/15/2005 *                                                     100,000           13,000
                                                                                                          ------------
                                                                                                             5,975,819

Information Technology 0.5%
Flextronics International Ltd., 6.25%, 11/15/2014                                           1,040,000        1,050,400
                                                                                                          ------------
Materials 5.1%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                                   605,000          642,812
Avecia Group PLC, 11.0%, 7/1/2009                                                             354,000          371,700
Cascades, Inc.:
7.25%, 2/15/2013                                                                            1,000,000        1,065,000
144A, 7.25%, 2/15/2013                                                                         50,000           53,250
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                             465,000          487,088
Citigroup Global (Severstal), 8.625%, 2/24/2009                                               334,000          346,024
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                     520,000          617,500
ISPAT Inland ULC, 9.75%, 4/1/2014                                                             838,000        1,022,360
Novelis, Inc., 144A, 7.25%, 2/15/2015                                                       1,275,000        1,319,625
Rhodia SA, 8.875%, 6/1/2011 (d)                                                             1,505,000        1,561,437
Tembec Industries, Inc., 8.5%, 2/1/2011 (d)                                                 2,670,000        2,670,000
                                                                                                          ------------
                                                                                                            10,156,796

Sovereign Bonds 2.0%
Aries Vermogensverwaltung GmbH, 144A,
Series C, 9.6%, 10/25/2014 (d)                                                                750,000          929,063
Dominican Republic, 144A, 9.04%, 1/23/2013                                                    295,000          268,450
Federative Republic of Brazil, 8.875%, 10/14/2019                                             910,000          938,665
Republic of Argentina:
11.375%, 3/15/2010 *                                                                        1,440,000          460,800
11.375%, 1/30/2017 *                                                                          125,000           40,000
Series BGL5, 11.375%, 1/30/2017 *                                                             580,000          185,600
11.75%, 4/7/2009 *                                                                            525,000          168,000
11.75%, 6/15/2015 *                                                                           270,000           81,000
Series 2031, 12.0%, 6/19/2031 *                                                               779,100          249,312
12.375%, 2/21/2012 *                                                                          785,000          251,200
Republic of Turkey, 7.25%, 3/15/2015 (d)                                                      500,000          522,500
Republic of Uruguay, 7.875%, 1/15/2033 (PIK)                                                      810              753
                                                                                                          ------------
                                                                                                             4,095,343

Telecommunication Services 5.1%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                       135,000          123,525
Axtel SA:
11.0%, 12/15/2013                                                                             745,000          807,394
144A, 11.0%, 12/15/2013                                                                        90,000           97,537
EMBRATEL, Series B, 11.0%, 12/15/2008                                                         610,000          701,500
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                                          430,000               43
11.5%, 12/15/2007 *                                                                         2,020,000              202
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                          740,000          715,950
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 * (d)                                     140,000          100,800
Inmarsat Finance PLC, 7.625%, 6/30/2012                                                       195,000          204,263
INTELSAT, 6.5%, 11/1/2013 (d)                                                                 250,000          211,875
Intelsat Bermuda Ltd.:
144A, 7.805%**, 1/15/2012 (d)                                                                 290,000          297,975
144A, 8.25%, 1/15/2013                                                                        350,000          366,625
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                  1,370,000        1,452,200
Mobifon Holdings BV, 12.5% , 7/31/2010                                                      1,205,000        1,436,962
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                        500,000          526,250
Nortel Networks Corp., 6.875%, 9/1/2023                                                       330,000          323,400
Nortel Networks Ltd., 6.125%, 2/15/2006                                                     2,485,000        2,522,275
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                        220,000          225,775
                                                                                                          ------------
                                                                                                            10,114,551

Utilities 0.5%
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                           1,480,000        1,110,000
                                                                                                          ------------

Total Foreign Bonds - US$ Denominated (Cost $48,069,402)                                                    48,534,607
                                                                                                          ------------
Foreign Bonds - Non US$ Denominated 1.1%
Consumer Discretionary 0.2%
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                           EUR            265,000          353,093
                                                                                                          ------------
Industrials 0.3%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                   EUR            435,000          623,526
                                                                                                          ------------
Sovereign Bonds 0.6%
Mexican Fixed Rate Bonds, Series MI-10, 8.0%, 12/19/2013                       MXN          9,759,000          778,005
Republic of Argentina:
8.0%, 2/26/2008 *                                                              EUR            415,000          175,847
Series FEB, 8.0%, 2/26/2008 *                                                  EUR            310,000          123,146
11.25%, 4/10/2006 *                                                            EUR            227,528           89,632
                                                                                                          ------------
                                                                                                             1,166,630


Total Foreign Bonds - Non US$ Denominated (Cost $1,933,818)                                                  2,143,249
                                                                                                          ------------
Convertible Bond 0.7%
Consumer Discretionary 0.7%
DIMON, Inc., 6.25%, 3/31/2007                                                                 940,000          935,300
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                             390,000          386,100
144A, Series EURO, 7.5%, 9/25/2006                                                             70,000           69,300
                                                                                                          ------------
Total Convertible Bond (Cost $1,320,483)                                                                     1,390,700

Asset Backed 1.0%
Golden Tree High Yield Opportunities LP, "D1",
Series 1, 13.054%, 10/31/2007
(Cost $2,199,043)                                                                           2,000,000        2,049,000
                                                                                                          ------------

                                                                                               Shares         Value ($)
Common Stocks 0.2%
Catalina Restaurant Group, Inc.*                                                                3,317            5,307
GEO Specialty Chemicals, Inc.*                                                                 14,092          183,192
GEO Specialty Chemicals, Inc., 144A*                                                            1,283           19,245
IMPSAT Fiber Networks, Inc.*                                                                   26,902          170,828
                                                                                                          ------------
Total Common Stocks (Cost $1,628,059)                                                                          378,572


Warrants 0.0%
Dayton Superior Corp., 144A*                                                                       55                1
DeCrane Aircraft Holdings, Inc., 144A*                                                          1,640               16
Destia Communications, Inc., 144A*                                                                830                0
TravelCenters of America, Inc.*                                                                   170              850
UIH Australia Pacific, Inc.*                                                                      710                0
                                                                                                          ------------
Total Warrants (Cost $859)                                                                                         867

Preferred Stocks 0.8%
Paxson Communications Corp., 14.25% (PIK)                                                         123          996,300
TNP Enterprises, Inc., 14.5%, "D" (PIK)                                                           549          642,330
                                                                                                          ------------
Total Preferred Stocks (Cost $1,615,201)                                                                     1,638,630

                                                                                            Principal
                                                                                            Amount ($)        Value ($)
                                                                                            ----------        ---------

Other Investments 0.6%
Hercules, Inc., (Bond Unit)                                                                 1,380,000        1,131,600
SpinCycle, Inc., "F" (Common Stock Unit)*                                                          51               56
SpinCycle, Inc., (Common Stock Unit)*                                                           7,239            7,963
                                                                                                          ------------
Total Other Investments (Cost $880,733)                                                                      1,139,619

                                                                                            Principal
                                                                                            Amount ($) (b)   Value ($)
                                                                                            --------------   ---------

Loan Participation 1.6%
Anthony Crane Rental Corp.:
6.84%, 7/20/2006                                                                              250,000          227,500
6.09%, 7/22/2049                                                                            1,000,000          910,000
Intermet Corp., LIBOR plus .425%, 6.32%**, 3/31/2009
                                                                                            2,000,000        2,002,500
                                                                                                          ------------
 Total Loan Participation (Cost $3,022,735)                                                                  3,140,000


                                                                                               Shares         Value ($)
                                                                                               ------         ---------
Securities Lending Collateral 22.5%
Daily Assets Fund Institutional, 2.57% (c)(e)
(Cost $44,989,823)                                                                         44,989,823       44,989,823
                                                                                                          ------------
Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 2.49% (a)
(Cost $3,461,093)                                                                           3,461,093        3,461,093
                                                                                                          ------------

                                                                                                 % of
                                                                                           Net Assets         Value ($)

Total Investment Portfolio  (Cost $301,671,835)                                                 153.2      306,337,929
Other Assets and Liabilities, Net                                                               -20.7      -41,359,443
Notes Payable                                                                                   -32.5      -65,000,000
                                                                                                          ------------
Net Assets                                                                                      100.0      199,978,486
                                                                                                          ============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

                                                           Maturity     Pri                   Acquisition
Security                                      Coupon         Date        Amount                  Cost ($)         Value ($)
---------------------------------------------------------------------------------------------------------------------------
Congoleum Corp.                                8.625 %      8/1/2008         350,000  USD           237,850       357,000
---------------------------------------------------------------------------------------------------------------------------
Dyersburg Corp.                                 9.75 %      9/1/2007         790,000  USD            812,500            79
---------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                              13.68 %     7/15/2012       3,420,827  USD          3,420,827        34,208
---------------------------------------------------------------------------------------------------------------------------
Esprit Telecom Group PLC:
---------------------------------------------------------------------------------------------------------------------------
                                              10.875 %     6/15/2008         430,000  USD            426,389            43
---------------------------------------------------------------------------------------------------------------------------
                                                11.5 %    12/15/2007       2,020,000  USD          2,098,593           202
---------------------------------------------------------------------------------------------------------------------------
FRD Acquisition Co.                             12.5 %     7/15/2004         180,000  USD                  0             0
---------------------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                         10.0 %     7/15/2004         140,000  USD            85,563       100,800
---------------------------------------------------------------------------------------------------------------------------
GS Technologies Operating Co., Inc.             12.0 %      9/1/2004         475,768  USD           470,146         1,189
---------------------------------------------------------------------------------------------------------------------------
Imperial Home Decor Group, Inc.                 11.0 %     3/15/2008         680,000  USD           659,321              0
---------------------------------------------------------------------------------------------------------------------------
Intermet Corp.                                  9.75 %     6/15/2009         315,000  USD           129,150       206,325
---------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                         12.0 %    10/15/2010       1,170,658  USD           770,538       678,982
---------------------------------------------------------------------------------------------------------------------------
Republic of Argentina:
---------------------------------------------------------------------------------------------------------------------------
                                                 8.0 %     2/26/2008         310,000  EUR            100,097       123,146
---------------------------------------------------------------------------------------------------------------------------
                                                 8.0 %     2/26/2008         415,000  EUR            133,685       175,847
---------------------------------------------------------------------------------------------------------------------------
                                               11.25 %     4/10/2006         227,528  EUR             76,243        89,632
---------------------------------------------------------------------------------------------------------------------------
                                              11.375 %     3/15/2010       1,440,000  USD            400,735       460,800
---------------------------------------------------------------------------------------------------------------------------
                                              11.375 %     1/30/2017         125,000  USD             41,220        40,000
---------------------------------------------------------------------------------------------------------------------------
                                              11.375 %     1/30/2017         580,000  USD            173,751       185,600
---------------------------------------------------------------------------------------------------------------------------
                                               11.75 %      4/7/2009         525,000  USD            163,875       168,000
---------------------------------------------------------------------------------------------------------------------------
                                               11.75 %     6/15/2015         270,000  USD             83,768        81,000
---------------------------------------------------------------------------------------------------------------------------
                                                12.0 %     6/19/2031         779,100  USD            169,454       249,312
---------------------------------------------------------------------------------------------------------------------------
                                              12.375 %     2/21/2012         785,000  USD            209,061       251,200
---------------------------------------------------------------------------------------------------------------------------
Supercanal Holding SA                           11.5 %     5/15/2005         100,000  USD             10,000        13,000
---------------------------------------------------------------------------------------------------------------------------
Trump Holdings & Funding                      12.625 %     3/15/2010         515,000  USD            510,675       576,800
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 $11,183,441    $3,793,165
---------------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2005 amounted to $44,081,069, which is 22.0% of total net assets.

(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO:  Collateralized Debt Obligation

PIK: Denotes that all or a portion of the income is paid in kind.

As of February 28, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                 Unrealized
                                                                                                Appreciation
        Contracts to Deliver                                 In Exchange For           Date       (US $)
-------------------------------------------------------------------------------------------------------------
USD                                          154,482 EUR                     125,391 3/9/2005         11,581
-------------------------------------------------------------------------------------------------------------
USD                                          136,464 EUR                     110,569 3/9/2005          9,968
-------------------------------------------------------------------------------------------------------------
USD                                          221,510 EUR                     171,635 3/9/2005          5,796
-------------------------------------------------------------------------------------------------------------
USD                                          443,816 EUR                     336,783 3/9/2005          2,205
-------------------------------------------------------------------------------------------------------------
USD                                           70,431 EUR                      54,622 3/9/2005          1,909
-------------------------------------------------------------------------------------------------------------
USD                                          163,868 EUR                     124,875 3/9/2005          1,511
-------------------------------------------------------------------------------------------------------------
USD                                           72,811 EUR                      54,835 3/9/2005            190
-------------------------------------------------------------------------------------------------------------
USD                                          517,647 EUR                     396,000 5/27/2005         7,680
-------------------------------------------------------------------------------------------------------------
EUR                                           93,487 USD                     124,483 5/27/2005           464
-------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                         41,304
-------------------------------------------------------------------------------------------------------------

                                                                                                  Unrealized
                                                                                                 Depreciation
        Contracts to Deliver                                 In Exchange For           Date         (US $)
-------------------------------------------------------------------------------------------------------------
EUR                                        3,381,413 USD                   4,149,805 3/9/2005       (328,390)
-------------------------------------------------------------------------------------------------------------
MXN                                        8,031,193 USD                     685,606 3/9/2005        (36,556)
-------------------------------------------------------------------------------------------------------------
EUR                                          366,760 USD                     451,665 3/9/2005        (34,056)
-------------------------------------------------------------------------------------------------------------
EUR                                          306,804 USD                     372,460 3/9/2005        (33,858)
-------------------------------------------------------------------------------------------------------------
EUR                                          310,000 USD                     384,251 3/9/2005        (26,299)
-------------------------------------------------------------------------------------------------------------
EUR                                          274,860 USD                     338,078 3/9/2005        (25,935)
-------------------------------------------------------------------------------------------------------------
EUR                                          593,366 USD                     766,537 3/9/2005        (19,291)
-------------------------------------------------------------------------------------------------------------
EUR                                          684,089 USD                     887,619 3/9/2005        (18,358)
-------------------------------------------------------------------------------------------------------------
EUR                                          229,162 USD                     291,921 3/9/2005        (11,571)
-------------------------------------------------------------------------------------------------------------
USD                                        2,418,747 EUR                   1,818,757 3/9/2005        (10,065)
-------------------------------------------------------------------------------------------------------------
EUR                                          183,700 USD                     233,508 3/9/2005         (9,776)
-------------------------------------------------------------------------------------------------------------
EUR                                           71,175 USD                      87,261 3/9/2005         (7,001)
-------------------------------------------------------------------------------------------------------------
EUR                                           74,639 USD                      91,955 3/9/2005         (6,893)
-------------------------------------------------------------------------------------------------------------
EUR                                           80,439 USD                     102,672 3/9/2005         (3,858)
-------------------------------------------------------------------------------------------------------------
EUR                                          181,718 USD                     236,890 3/9/2005         (3,770)
-------------------------------------------------------------------------------------------------------------
EUR                                           53,626 USD                      67,730 3/9/2005         (3,290)
-------------------------------------------------------------------------------------------------------------
EUR                                           49,784 USD                      63,486 3/9/2005         (2,446)
-------------------------------------------------------------------------------------------------------------
EUR                                           60,226 USD                      77,997 3/9/2005         (1,764)
-------------------------------------------------------------------------------------------------------------
MXN                                          306,929 USD                      26,026 3/9/2005         (1,573)
-------------------------------------------------------------------------------------------------------------
EUR                                           29,760 USD                      38,281 3/9/2005         (1,132)
-------------------------------------------------------------------------------------------------------------
MXN                                          597,449 USD                      52,646 3/9/2005         (1,077)
-------------------------------------------------------------------------------------------------------------
USD                                          153,020 EUR                     115,329 3/9/2005           (282)
-------------------------------------------------------------------------------------------------------------
EUR                                          396,000 USD                     519,449 5/27/2005        (5,878)
-------------------------------------------------------------------------------------------------------------
MXN                                          364,145 USD                      31,731 5/27/2005          (544)
-------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                       (593,663)
-------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
EUR                       Euro                 USD        United States Dollar
--------------------------------------------------------------------------------
MXN                       Mexican Peso
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder High Income Trust


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005